Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 3,402,623	$ (11,247,780)	$ (37,189,679)	$ (8,836,362)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	77,977	11,316	20,225	24,826
Amortization of intangible assets	249,333	0
Amortization of capitalized production costs	2,049,913	0	7,822,549	1,672,120
Impairment of capitalized production costs	0	2,439	2,075,000	861,825
Loss on extinguishment of debt	4,167	5,843,811	9,601,933	0
Warrant issuance expense			7,394,850	0
Loss on disposal of fixed assets	28,024	0
Bad debt	16,000	0
Change in fair value of warrant liability	(6,289,513)	0
Change in fair value of warrant liability			(2,195,542)	0
Change in fair value of put rights	100,000	0
Change in fair value of contingent consideration	116,000	0
Change in deferred rent	434,353	0
Changes in operating assets and liabilities:
Accounts receivable	(633,609)	870,550	(3,668,646)	0
Other current assets	2,153,861	0	161,250	(265,616)
Prepaid expenses	0	69,766	72,518	(7,679)
Capitalized production costs	(22,361)	(123,177)	619,206	(2,736,321)
Deposits	454,121	0	(863,998)	0
Deferred revenue	(26,378)	0	(1,371,687)	0
Accrued compensation	125,000	60,000	185,000	315,000
Accounts payable	883,137	(1,370,875)	(1,393,296)	784,829
Other current liabilities	(355,923)	3,597,441	3,757,873	1,121,876
Warrant liability			50,000	0
Other noncurrent liabilities	(41,120)	0
Net Cash Provided by (Used in) Operating Activities	2,725,605	(2,286,509)	(14,922,444)	(7,065,502)
CASH FLOWS FROM INVESTING ACTIVITIES:
Restricted cash	1,250,000	0	(1,250,000)	0
Purchase of fixed assets	(54,558)	0	0	(2,549)
Acquisition of West, net of cash acquired	13,626	0
Net Cash Provided by (Used in) Investing Activities	1,209,068	0	(1,250,000)	(2,549)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loan and security agreements	0	(405,000)	12,500,000	2,610,000
Repayment of loan and security agreements	0	0	(410,000)	(405,219)
Proceeds from production loan			0	440,130
Repayment of production loan			(4,263,602)	0
Proceeds from convertible note payable			0	3,164,000
Sale of common stock	500,000	6,225,000	7,500,000	0
Proceeds from line of credit	750,000	0
Proceeds from note payable	950,000	0
Repayment of debt	(5,850,525)	0
Proceeds from the exercise of warrants	35,100	0
Exercise of put rights	(700,000)	0
Advances from related party	1,297,000	0	320,000	6,583,436
Repayment to related party	(506,981)	(961,324)	(1,204,093)	(3,324,686)
Net Cash Provided by (Used in) Financing Activities	(3,525,406)	4,858,676	14,442,305	9,067,661
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	409,267	2,572,167	(1,730,139)	1,999,610
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	662,546	2,392,685	2,392,685	393,075
CASH AND CASH EQUIVALENTS, END OF PERIOD	1,071,813	4,964,852	$ 662,546	2,392,685
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS INFORMATION:
Interest paid	3,333	749,249		$ 234,777
SUPPLEMENTAL DISCLOSURES OF NON CASH FLOW INFORMATION:
Conversion of related party debt and interest to shares of common stock	0	3,073,410
Conversion of debt into shares of common stock	0	3,164,000
Conversion of loan and security agreements, including interest, into shares of common stock	0	20,434,858
Issuance of shares of Common Stock related to the West Acquisition	15,030,767	0
Liability for contingent consideration for the West Acquisition	3,743,000	0
Liability for put rights to the Sellers of West	3,900,000	0
Liabilities assumed in the West Acquisition	$ 1,011,000	$ 0